Income Taxes (Details 3) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Property, plant and equipment	$ (6,150)	(37,744)	(17,844)	(17,241)
Acquired technology	(1,249)	(7,665)	(7,884)	(9,982)
Change in foreign tax rate	0	0	0	(3,393)
Net operating loss carry-forward	12,489	76,653	6,248	4,539
Provision	14,213	87,233	76,907	64,456
Other	706	4,332	23,171	7,975
Deferred tax assets	20,009	122,809	80,598	46,354
Valuation allowance	(12,489)	(76,653)	(6,248)	(4,539)
Deferred tax assets (liabilities), net	$ 7,520	46,156	74,350	41,815